Other Non-Operating Income/Expense, Net (Tables)	12 Months Ended
Dec. 31, 2025
Other Non-Operating Income/Expense, Net
Schedule of other non-operating income/expense, net

€ millions	2025	2024	2023
Foreign currency exchange gain/loss, net	141	-246	46
Miscellaneous income/expense, net	-23	-52	-48
 Other non-operating income/expense, net	118	-298	-3